Fair value measurement - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 811,122	€ 997,689
Other current financial assets	320,894	340,380
Level 1
Disclosure of financial assets [line items]
Financial assets	30,076	53,164
Other current financial assets	30,076	53,164
Level 2
Disclosure of financial assets [line items]
Financial assets	565,319	743,235
Other current financial assets	78,470	88,183
Level 3
Disclosure of financial assets [line items]
Financial assets	215,727	201,290
Other current financial assets	212,348	199,033
FVPL
Disclosure of financial assets [line items]
Financial assets	293,701	310,789
Other current financial assets	289,743	308,532	€ 322,326
FVOCI
Disclosure of financial assets [line items]
Financial assets	49,306	27,498
Other current financial assets	26,852	25,712	27,837
Amortized cost
Disclosure of financial assets [line items]
Financial assets	468,115	659,402
Other current financial assets	4,299	6,136
Insurance contracts
Disclosure of financial assets [line items]
Other current financial assets	114,975	113,919
Insurance contracts | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Level 3
Disclosure of financial assets [line items]
Other current financial assets	114,975	113,919
Insurance contracts | FVPL
Disclosure of financial assets [line items]
Other current financial assets	114,975	113,919
Insurance contracts | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	73,127	73,972
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	9,110	29,764
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	47,114	26,700
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	16,903	17,508
Fixed income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	64,017	68,947	88,011
Fixed income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	9,110	5,025	5,174
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	46,761	41,483
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	10,116	11,243
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	36,645	30,240
Hedge funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	46,761	41,483	36,511
Hedge funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity
Disclosure of financial assets [line items]
Other current financial assets	14,592	25,408
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	497	2,713
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	14,095	22,695
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	14,592	25,408	24,843
Equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	20,329	22,694
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	17,742	20,687
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,587	2,007
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,587	2,007
Money market funds and floating income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	17,742	20,687
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity
Disclosure of financial assets [line items]
Other current financial assets	18,311	15,925
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	18,311	15,925
Private equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	18,311	15,925	10,583
Private equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	12,129	32,898
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	19,100
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	12,129	13,798
Real estate funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	12,129	32,898	29,073
Real estate funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	13,644	7,945
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	259	302
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	13,385	7,643
Private debt | FVPL
Disclosure of financial assets [line items]
Other current financial assets	13,644	7,945	€ 6,894
Private debt | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Commodities
Disclosure of financial assets [line items]
Other current financial assets	2,727
Commodities | Level 1
Disclosure of financial assets [line items]
Other current financial assets	2,727
Commodities | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,727	0
Commodities | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	2,075	6,136
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,075	6,136
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	2,075	6,136
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	2,224	0
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,224
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	2,224
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	22,454	1,786
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	22,454	1,786
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVOCI
Disclosure of financial assets [line items]
Financial assets	22,454	1,786
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	254,321	459,791
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	254,321	459,791
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	254,321	459,791
Trade receivables
Disclosure of financial assets [line items]
Financial assets	177,213	160,360
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	177,213	160,360
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	177,213	160,360
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	36,240	35,372
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	32,861	33,115
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	3,379	2,257
Other non-current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	3,958	2,257
Other non-current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	32,282	33,115
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	320,894	340,380
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	30,076	53,164
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	78,470	88,183
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	212,348	199,033
Other current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	289,743	308,532
Other current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	26,852	25,712
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	€ 4,299	€ 6,136